Certain risks and concentration - Summary of Changes in Level 3 Financial Assets for Debt Investment-Convertible Note (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value measurement
Balance at the beginning of year			$ 49,008
Acquisition	$ 7,742	$ 10,007	$ (6,226)
Impairment	53,349
Level 3
Fair value measurement
Balance at the beginning of year	2,550
Acquisition	3,000	2,550
Impairment	(2,550)
Balance at the end of year	$ 3,000	$ 2,550